Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (3,189,205)	$ (1,160,446)	$ (2,154,084)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75,501	76,246	36,243
(Recovery) allowance for CECL - trade receivable	134,960	(159,509)	165,464
(Gain) loss on foreign currency transactions	(80,603)	(18,762)	(43,548)
Gain on conversion of functional currency from US $ to GBP - MD Local		(80,887)
Loss (gain) on sale of assets	1,369	12	(10,954)
Loss on valuation of warrants	493,274
(Gain) loss on deconsolidation	(14,404)		240,431
Share-based compensation	1,493,418
Non cash interest expense		(5,026)	21,241
Changes in deferred tax assets		10,835	3,020
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivables	9,374	935,537	815,839
Decrease (increase) in other receivables	2,536	(2,051)	(2,788)
Decrease (increase) in prepaid expense	(107,295)	15,726	5,914
(Decrease) increase in accounts payable and accrued expenses	113,976	(207,250)	(537,442)
(Decrease) increase in VAT and other tax payable	4,424	(5,637)	(125,453)
Increase in related party payable	3,444
(Decrease) increase in deferred income	(1,486)	1,847	(1,000)
Net Cash Used in Operating Activities	(1,060,717)	(599,365)	(1,587,117)
Cash Flows from Investing Activities:
Acquisition of real property and improvements in UK			(3,095,291)
Purchase of fixtures,office equipment and improvements	(35,748)	(106,544)	(45,507)
Proceeds from disposal of assets		1,384	30,607
Loan repayment received		66,376	742
Net Cash (Used in) Investing Activities	(35,748)	(38,784)	(3,109,449)
Cash Flows from Financing Activities:
(Repayment) proceeds from short term loans		(363,089)	381,754
Proceeds from private placement	2,450,002
Costs of private placement	(256,500)
Proceeds from exercise Series A and B Warrants	232,958
Net Cash (Used in) Provided by Financing Activities	2,426,460	(363,089)	381,754
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(6,666)	71,585	4,288
Net decrease in cash, cash equivalents and restricted cash	1,323,329	(929,653)	(4,310,524)
Cash, cash equivalents, and restricted cash - beginning of the period	503,505	1,433,158	5,743,682
Cash, cash equivalents, and restricted cash - end of the period	1,826,834	503,505	1,433,158
Cash and cash equivalents	1,826,641	499,654	1,358,838
Restricted foreign currency	193	3,851	74,320
Total cash, cash equivalents, and restricted cash	1,826,834	$ 503,505	1,433,158
Cash paid for:
Interest			$ 5,256
Non-cash investing and financing activities
Share-based compensation applied to construction in progress	50,925
Employees
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,130,249
Executive officers
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	$ 363,169